New Accounting Policies:	3 Months Ended
Mar. 31, 2019
New Accounting Policies: [Abstract]
New Accounting Policies:	<!--DOCTYPE html PUBLIC "-//W3C//DTD XHTML 1.0 Transitional//EN" "http://www.w3.org/TR/xhtml1/DTD/xhtml1-transitional.dtd" --> Note 2. New Accounting Policies: <u>Adopted in the year</u> In February 2016, the FASB issued ASU 2016-02, Leases. This update increased the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The Company adopted this standard as of January 1, 2019 using the modified retrospective approach and recorded a lease liability and corresponding right of use asset of approximately $0.3 million for the operating lease for its corporate office.  Changes to the Company's accounting policy as a result of the adoption are as follows: Operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of the future lease payments over the lease term. When the rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate in determining the present value of the future lease payments. The incremental borrowing rate is derived from information available at the lease commencement date and represents the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The ROU assets include any lease payments made and lease incentives received prior to the commencement date. Operating lease ROU assets also include any cumulative prepaid or accrued rent when the lease payments are uneven throughout the lease term. The ROU assets and lease liabilities may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. .